Discontinued operations	12 Months Ended
Dec. 31, 2014
Discontinued operations
4 Discontinued operations
In January 2014, the Group completed the sale of its Customized Fund Investment Group (CFIG), its private equity fund of funds and co-investment business, to Grosvenor Capital Management and recognized a pre-tax gain on disposal of CHF 91 million in the first quarter 2014, net of allocated goodwill of CHF 23 million. As of December 31, 2013, CFIG had total assets of CHF 31 million that were held-for-sale. The Group continued to hold investments in, and have unfunded commitments to, investment funds managed by CFIG. Grosvenor Capital Management is a company unrelated to the Group.
In March 2014, the Group completed the spin-off of DLJ Merchant Banking Partners, the Group’s mid-market leveraged buyout business, for no consideration to aPriori Capital Partners L.P., an independent advisory firm established and controlled by members of the business’ management. The transaction was completed with no gain or loss from disposal and insignificant impact on net revenues, operating expenses and net income/(loss) from discontinued operations in 2014 and prior periods have not been restated. The Group retained certain carried interest rights. aPriori Capital Partners L.P. is a company unrelated to the Group.
In August 2014, the Group completed the sale of its domestic private banking business booked in Germany (German private banking business) to Bethmann Bank AG, a subsidiary of ABN AMRO, and recognized a pre-tax gain on disposal of CHF 109 million in the third quarter 2014. As of June 30, 2014, the German private banking business had total assets and total liabilities of CHF 979 million and CHF 742 million, respectively, that were held-for-sale. Bethmann Bank AG and ABN AMRO are companies unrelated to the Group.
Assets held-for-sale
end of	2013
German private banking business (CHF million)
Cash	960
Loans	575
Other assets	18
Total assets held-for-sale	1,553
CFIG (CHF million)
Fees receivable	8
Goodwill	23
Total assets held-for-sale	31
Group (CHF million)
Total assets held-for-sale	1,584
Liabilities held-for-sale
end of	2013
German private banking business (CHF million)
Deposits	1,118
Other liabilities	22
Total liabilities held-for-sale	1,140
Group (CHF million)
Total liabilities held-for-sale	1,140
For operations discontinued in 2014 and 2013, the revenues, expenses and gains from disposals were included in the results of the Private Banking & Wealth Management segment. The reclassification of these revenues and expenses from the segment results to discontinued operations for Group reporting was effected through the Corporate Center.
The results of operations of the businesses sold have been reflected in income/(loss) from discontinued operations in the consolidated statements of operations for the relevant periods presented. The assets and liabilities of discontinued operations for which the sale has not yet been completed are presented as assets of discontinued operations held-for-sale and liabilities of discontinued operations held-for-sale, respectively, and prior periods are not reclassified.
Income/(loss) from discontinued operations
in	2014	2013	2012
Operations-related (CHF million)
Net revenues	31	233	288
of which German private banking business	27	52	54
of which ETF business	–	29	53
of which Strategic Partners	–	33	60
of which CFIG	0	114	116
Operating expenses	35	158	296
of which German private banking business	33	71	108
of which ETF business	–	23	49
of which Strategic Partners	–	8	38
of which CFIG	0	51	88
Income tax expense/(benefit)	1	38	32
of which German private banking business	0	(6)	2
of which ETF business	–	5	2
of which Strategic Partners	–	10	15
of which CFIG	0	29	16
Income/(loss), net of tax	(5)	37	(40)
of which German private banking business	(6)	(13)	(56)
of which ETF business	–	1	2
of which Strategic Partners	–	15	7
of which CFIG	0	34	12
Transaction-related (CHF million)
Gain on disposal	200	237	–
of which German private banking business	109	–	–
of which ETF business	–	146	–
of which Strategic Partners	–	91	–
of which CFIG	91	–	–
Operating expenses	54	93	–
of which German private banking business	48	–	–
of which ETF business	–	11	–
of which Strategic Partners	–	22	–
of which CFIG	0	56	–
Income tax expense/(benefit)	39	36	–
of which ETF business	–	21	–
of which Strategic Partners	–	40	–
of which CFIG	42	(24)	–
Income/(loss), net of tax	107	108	–
of which German private banking business	61	–	–
of which ETF business	–	114	–
of which Strategic Partners	–	29	–
of which CFIG	49	(32)	–
Discontinued operations – total (CHF million)
Income/(loss) from discontinued operations, net of tax	102	145	(40)
of which German private banking business	55	(13)	(56)
of which ETF business	–	115	2
of which Strategic Partners	–	44	7
of which CFIG	49	2	12

Bank
Discontinued operations
4 Discontinued operations
In January 2014, the Bank completed the sale of its Customized Fund Investment Group (CFIG), its private equity fund of funds and co-investment business, to Grosvenor Capital Management and recognized a pre-tax gain on disposal of CHF 91 million in the first quarter 2014, net of allocated goodwill of CHF 23 million. As of December 31, 2013, CFIG had total assets of CHF 31 million that were held-for-sale. The Bank continued to hold investments in, and have unfunded commitments to, investment funds managed by CFIG. Grosvenor Capital Management is a company unrelated to the Bank.
In March 2014, the Bank completed the spin-off of DLJ Merchant Banking Partners, the Group’s mid-market leveraged buyout business, for no consideration to aPriori Capital Partners L.P., an independent advisory firm established and controlled by members of the business’ management. The transaction was completed with no gain or loss from disposal and insignificant impact on net revenues, operating expenses and net income/(loss) from discontinued operations in 2014 and prior periods have not been restated. The Bank retained certain carried interest rights. aPriori Capital Partners L.P. is a company unrelated to the Bank.
In August 2014, the Bank completed the sale of its domestic private banking business booked in Germany (German private banking business) to Bethmann Bank AG, a subsidiary of ABN AMRO, and recognized a pre-tax gain on disposal of CHF 109 million in the third quarter 2014. As of June 30, 2014, the German private banking business had total assets and total liabilities of CHF 979 million and CHF 742 million, respectively, that were held-for-sale. Bethmann Bank AG and ABN AMRO are companies unrelated to the Bank.
> Refer to “Note 4 – Discontinued operations” in V – Consolidated financial statements – Credit Suisse Group for further information.
Assets held-for-sale
end of	2013
German private banking business (CHF million)
Cash	960
Loans	575
Other assets	18
Total assets held-for-sale	1,553
CFIG (CHF million)
Fees receivable	8
Goodwill	23
Total assets held-for-sale	31
Bank (CHF million)
Total assets held-for-sale	1,584
Liabilities held-for-sale
end of	2013
German private banking business (CHF million)
Deposits	1,118
Other liabilities	22
Total liabilities held-for-sale	1,140
Bank (CHF million)
Total liabilities held-for-sale	1,140
Income/(loss) from discontinued operations
in	2014	2013	2012
Operations-related (CHF million)
Net revenues	31	233	288
of which German private banking business	27	52	54
of which ETF business	–	29	53
of which Strategic Partners	–	33	60
of which CFIG	0	114	116
Operating expenses	35	158	296
of which German private banking business	33	71	108
of which ETF business	–	23	49
of which Strategic Partners	–	8	38
of which CFIG	0	51	88
Income tax expense/(benefit)	1	38	32
of which German private banking business	0	(6)	2
of which ETF business	–	5	2
of which Strategic Partners	–	10	15
of which CFIG	0	29	16
Income/(loss), net of tax	(5)	37	(40)
of which German private banking business	(6)	(13)	(56)
of which ETF business	–	1	2
of which Strategic Partners	–	15	7
of which CFIG	0	34	12
Transaction-related (CHF million)
Gain on disposal	200	237	–
of which German private banking business	109	–	–
of which ETF business	–	146	–
of which Strategic Partners	–	91	–
of which CFIG	91	–	–
Operating expenses	54	93	–
of which German private banking business	48	–	–
of which ETF business	–	11	–
of which Strategic Partners	–	22	–
of which CFIG	0	56	–
Income tax expense/(benefit)	39	36	–
of which ETF business	–	21	–
of which Strategic Partners	–	40	–
of which CFIG	42	(24)	–
Income/(loss), net of tax	107	108	–
of which German private banking business	61	–	–
of which ETF business	–	114	–
of which Strategic Partners	–	29	–
of which CFIG	49	(32)	–
Discontinued operations – total (CHF million)
Income/(loss) from discontinued operations, net of tax	102	145	(40)
of which German private banking business	55	(13)	(56)
of which ETF business	–	115	2
of which Strategic Partners	–	44	7
of which CFIG	49	2	12